Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Expected Economic Useful Lives	The expected economic useful lives of the Company’s assets are as follows:
Useful life
Property and buildings	35-50 years
Land	Infinite
Leasehold improvements	Lesser of useful life and lease term
Equipment and furniture	2-18 years
Automobiles	4-6 years
Software	5 years

Schedule of Total Revenue by Geographic Areas	The summary of the Company’s total revenue by geographic areas for the six months ended September 30, 2023 and 2022 was as follows:
	For the Six Months Ended September 30,
	2023	2022
Japan domestic market	$25,127,967	$21,050,460
China market	43,965,472	50,723,547
Other overseas markets	5,070,710	5,841,542
Total revenue	$74,164,149	$77,615,549

Schedule of Total Revenue by Product Categories	The summary of the Company’s total revenue by product categories for the six months ended September 30, 2023 and 2022 was as follows:
	For the Six Months Ended September 30,
	2023	2022
Beauty products	$16,780,967	$58,276,846
Health products	2,563,142	7,468,482
Sundry products	3,441,388	4,722,084
Luxury products	31,551,744	-
Electronic products	16,541,351	-
Other products and services	3,285,557	7,148,137
Total revenue	$74,164,149	$77,615,549

Schedule of Total Revenue by Distribution Channels	The summary of the Company’s total revenue by distribution channels for the six months ended September 30, 2023 and 2022 was as follows:
	For the Six Months Ended September 30,
	2023	2022
Directly-operated physical stores	$11,618,183	$5,838,536
Online stores and services	6,004,400	16,300,547
Franchise stores and wholesale customers	56,541,566	55,476,466
Total revenue	$74,164,149	$77,615,549

Schedule of Consolidated Financial Statements	The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:
	For the Six Months Ended September 30, 2023		For the Six Months Ended September 30, 2022		March 31, 2023
	Period-end spot rate	Average rate	Period-end spot rate	Average rate	Year-end spot rate	Average rate
US$ against YEN	¥1=US$0.006692	¥1=US$0.007095	¥1=US$0.006915	¥1=US$0.007480	¥1=US$0.007519	¥1=US$0.007402
US$ against HK$	HK$1=US$0.127701	HK$1=US$0.127686	HK$1=US$0.127391	HK$1=US$0.127435	HK$1=US$0.127391	HK$1=US$0.127573
US$ against RMB	RMB1=US$0.137061	RMB1=US$0.140278	RMB1=US$0.140591	RMB1=US$0.148755	RMB1=US$0.145602	RMB1=US$0.146072
US$ against MYR	MYR1=US$0.213047	MYR1=US$0.218627	-	-	MYR1=US$0.226590	MYR1=US$0.224985